Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability	€ 78	€ 50
Fair value of financial liability, attributable to changes in credit risk of liability on cumulative basis	248	170
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 10,742	€ 11,720